Components of Tax Expense (Benefit) on Income from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal income taxes:
Current	$ 97,975	$ 20,627	$ 35,313
Deferred	68,899	85,295	46,616
Total federal income taxes	166,874	105,922	81,929
State income taxes:
Current	15,189	18,153	10,307
Deferred	(1,149)	930	3,376
Total state income taxes	14,040	19,083	13,683
Foreign income taxes:
Current	1,064	99	1,262
Deferred	(394)	(241)	(2,027)
Total foreign income taxes	670	(142)	(765)
Total taxes on income	$ 181,584	$ 124,863	$ 94,847